MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year ended December 31,
	2018	2017	2016

USA	$239,241	$245,361	$222,597
Australia (including New Zealand)	131,086	137,559	130,910
Canada	99,678	97,838	85,740
Israel	39,894	44,489	42,545
Europe	34,457	28,679	25,606
Rest of World	31,515	34,221	31,145

	$575,871	$588,147	$538,543

Schedule of Long-Lived Assets
The following table presents total long-lived assets as of December 31, 2018 and 2017:

	December 31,
	2018	2017

Israel	$94,069	$90,811
Australia	2,464	1,974
USA	114,984	121,515
Canada	902	1,394
Rest of World	919	959

	$213,338	$216,653